Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets [Abstract]
Goodwill	The change in goodwill during the year is as follows:
	2020	2019	2018
Beginning of year	$7,319	$7,371	$7,371
Finalization of Milton branch sale	----	(52)	----
End of year	$7,319	$7,319	$7,371

Acquired Intangible Assets
Acquired intangible assets were as follows at year-end:

	2020		2019
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Core deposit intangibles	$738	$626	$738	$564

Estimated Amortization Expense	Estimated amortization expense for each of the next five years:
2021	$48
2022	35
2023	21
2024	8
2025	----
Total	$112